Held for sale assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Statement [line items]
Disclosure of Detailed Information About Assets and Liabilities Held for Sale

	As at March 31,
	2022		2022		2021
	(In millions)
Property, plant and equipment	US$	6.6	Rs.	498.2	Rs.	11.4
Intangible assets		—		—		2,196.6
Repossessed vehicles related to finance receivable		58.8		4,458.8		—

Total assets	US$	65.4	Rs.	4,957.0	Rs.	2,208.0